                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07510

                   ACM MUNICIPAL SECURITIES INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

ACM Municipal Securities Income Fund
Portfolio of Investments
January 31, 2007 (unaudited)
                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 169.4%
Long-Term Municipal Bonds - 169.1%
Alabama - 5.8%
Jefferson Cnty Ltd Oblig Sch Warrants
   Ser 04A
   5.25%, 1/01/18 - 1/01/23                               $1,825     $ 1,943,095
Jefferson Cnty Swr Rev
   (Capital Improvement Warrants)
   FGIC Ser 02
   5.00%, 2/01/41                                          1,535       1,621,589
Jefferson Cnty Wtr & Swr Rev
   FGIC Ser 02B
   5.00%, 2/01/41                                          2,465       2,610,287
Montgomery Spl Care Facs Fin Auth
   (Baptist Health)
   Ser 04C
   5.25%, 11/15/29                                         1,000       1,085,570
                                                                     -----------
                                                                       7,260,541
                                                                     -----------
Alaska - 8.5%
Alaska Intl Arpt Rev
   MBIA Ser 03B
   5.00%, 10/01/26                                         1,000       1,044,210
Alaska Muni Bond Bank Auth
   MBIA Ser 03E
   5.25%, 12/01/26                                         3,000       3,210,690
   MBIA Ser 04G
   5.00%, 2/15/22                                          1,585       1,667,372
Anchorage Waste Wtr Rev
   MBIA Ser 04
   5.125%, 5/01/29                                         2,300       2,432,940
Four Dam Pool Alaska
   Ser 04
   5.25%, 7/01/25                                          2,195       2,294,807
                                                                     -----------
                                                                      10,650,019
                                                                     -----------
Arizona - 2.3%
Arizona Cap Facs Fin Corp Student Hsg Rev
   (Arizona St Univ Proj)
   Ser 00
   6.25%, 9/01/32                                          1,550       1,605,149
Phoenix Civic Impt Corp Waste Wtr Sys Rev
   MBIA Ser 04
   5.00%, 7/01/23                                          1,250       1,322,000
                                                                     -----------
                                                                       2,927,149
                                                                     -----------

California - 14.2%
Burbank Redev Agy
   FGIC Ser 03
   5.625%, 12/01/28                                        2,700       2,991,816
California GO
   5.00%, 2/01/32                                          2,450       2,539,180
   Ser 04
   5.00%, 2/01/33                                          1,100       1,139,413
California State Dept of Wtr Res Pwr Sup
   Rev
   (Prerefunded)
   Ser 02A
   5.375%, 5/01/22                                         2,000       2,177,600
Golden St Tobacco Securitization Corp.
   RADIAN Ser 03
   5.50%, 6/01/43                                          2,250       2,456,437
   XLCA Ser 03B
   5.50%, 6/01/33                                          3,000       3,275,250
Pomona COP
   AMBAC Ser 03
   5.50%, 6/01/34                                          3,000       3,303,720
                                                                     -----------
                                                                      17,883,416
                                                                     -----------
Colorado - 4.4%
Colorado Hlth Facs Auth
   (Evangelical Lutheran)
   5.25%, 6/01/19                                            700         745,605
Colorado Hlth Facs Auth
   (Parkview Med Ctr)
   Ser 04
   5.00%, 9/01/25                                            760         776,613
Colorado Toll Rev
   (Hwy E-470)
   Ser 00
   Zero Coupon, 9/01/35                                   10,000       1,318,500
Northwest Metro Dist No. 3 GO
   6.125%, 12/01/25                                          500         527,475
Park Creek Metro Dist Rev Ltd
   (Ref-Sr-Ltd Tax Ppty Tax)
   Ser 05
   5.25%, 12/01/25                                         1,160       1,205,658
Todd Creek Farms Metro Dist No 1
   6.125%, 12/01/22                                          580         590,945
Todd Creek Farms Metro Dist No 1 Wtr Rev
   (Ref & Impt)
   Ser 04
   6.125%, 12/01/19                                          400         419,560
                                                                     -----------
                                                                       5,584,356
                                                                     -----------
Florida - 17.6%
Florida Hsg Fin Corp Rev MFHR
   (Westlake Apts) AMT
   FSA Ser 02-D1
   5.40%, 3/01/42 (a)                                      8,780       8,994,495
Lee Cnty Hlth Facs Auth Rev

   (Shell Point)
   Ser 99A
   5.50%, 11/15/29                                         3,670       3,761,200
Miami Beach Hlth Facs Auth Hosp Rev
   (Mount Sinai Med Ctr)
   Ser 04
   6.75%, 11/15/24 (b)                                     2,000       2,259,340
Miami-Dade Cnty Spl Oblig
   MBIA Ser 04B
   5.00%, 4/01/24                                          4,000       4,208,400
Orange Cnty Hospital Rev
   (Orlando Regional)
   Ser 02
   5.75%, 12/01/32                                         1,400       1,539,776
UCF Assn Inc.
   FGIC Ser 04A
   5.125%, 10/01/24                                        1,325       1,404,460
                                                                     -----------
                                                                      22,167,671
                                                                     -----------
Hawaii - 2.1%
Hawaii State Dept of Budget & Fin Spl Purp
   Rev
   (Elec Co & Subsidiary Prog)
   XLCA Ser 03B
   5.00%, 12/01/22                                         2,500       2,584,050
                                                                     -----------
Illinois - 10.9%
Chicago Arpt Rev
   (O'Hare Int'l Arpt)
   XLCA Ser 03B-1
   5.25%, 1/01/34                                          3,100       3,285,628
Chicago GO
   FSA Ser 04A
   5.00%, 1/01/25                                          2,165       2,267,816
Chicago Hsg Agy SFMR
   (Mortgage Rev) AMT
   GNMA/ FNMA Ser 02B
   6.00%, 10/01/33                                           570         586,946
Chicago Park Dist GO
   (Ltd Tax)
   AMBAC Ser 04A
   5.00%, 1/01/25                                          2,585       2,732,216
Cook Cnty Sch Dist
   FSA Ser 04
   5.00%, 12/01/20 (c)                                     1,000       1,015,630
Illinois Fin Auth
   (Loyola Univ Chicago)
   XLCA Ser 04A
   5.00%, 7/01/24                                          1,495       1,567,478
Illinois Fin Auth Rev
   (Illinois Inst of Technology)
   Ser 06A
   5.00%, 4/01/31                                            365         375,786
Met Pier & Expo Auth
   (McCormick Place)

   MBIA Ser 02A
   5.25%, 6/15/42                                          1,750       1,848,542
                                                                     -----------
                                                                      13,680,042
                                                                     -----------
Indiana - 2.5%
Hendricks Cnty Bldg Facs Corp.
   Ser 04
   5.50%, 7/15/21                                          1,045       1,140,659
Indiana Bd Bk Rev
   FSA Ser 04B
   5.00%, 2/01/21                                          1,100       1,158,256
Indiana St Dev Fin Auth Rev
   (Exempt Facs Inland Steel)
   Ser 97
   5.75%, 10/01/11                                           865         881,141
                                                                     -----------
                                                                       3,180,056
                                                                     -----------
Louisiana - 2.4%
Ernest N Morial-New Orleans
   (Exhibit Hall Auth Spl Tax)
   AMBAC Ser A
   5.25%, 7/15/16 - 7/15/17                                1,185       1,268,349
New Orleans GO
   MBIA
   5.25%, 12/01/20                                         1,000       1,076,680
New Orleans Ltd. Tax
   MBIA
   5.00%, 3/01/18                                            660         698,128
                                                                     -----------
                                                                       3,043,157
                                                                     -----------
Massachusetts - 10.2%
Massachusetts GO
   Ser 02C
   5.25%, 11/01/30                                         1,690       1,808,892
Massachusetts GO Prerefunded
   Ser 02C
   5.25%, 11/01/30                                         3,310       3,542,858
Massachusetts Hlth & Ed Fac Hosp Rev
   (New England Med Ctr)
   MBIA Ser 94
   7.375%, 7/01/18 (d)                                     5,000       5,014,000
Massachusetts Hsg Fin Agy
   (Rental Rev)
   AMBAC Ser 95E
   6.00%, 7/01/41                                          1,740       1,840,868
Massachusetts Hsg Fin Agy MFHR
   (Rental Rev) AMT
   MBIA Ser 00H
   6.65%, 7/01/41                                            540         574,290
                                                                     -----------
                                                                      12,780,908
                                                                     -----------
Michigan - 5.3%
Kent Hosp Fin Auth

   (Metropolitan Hospital Proj)
   Ser 05A
   5.75%, 7/01/25                                            310         333,486
Michigan Hosp Fin Auth
   (Trinity Health)
   Ser 00A
   6.00%, 12/01/27                                         3,000       3,255,180
Saginaw Hosp Fin Auth
   (Covenant Med Ctr)
   Ser 00F
   6.50%, 7/01/30                                          2,775       3,028,135
                                                                     -----------
                                                                       6,616,801
                                                                     -----------
Minnesota - 1.4%
Shakopee Health Care Facs
   (St Francis Regl Med Center)
   Ser 04
   5.10%, 9/01/25                                          1,200       1,246,512
St. Paul Hsg & Redev Auth Hosp Rev
   (Healtheast Proj)
   Ser 05
   6.00%, 11/15/25                                           500         548,490
                                                                     -----------
                                                                       1,795,002
                                                                     -----------
Mississippi - 4.1%
Adams Cnty Poll Ctl Rev
   (International Paper Co) AMT
   Ser 99
   6.25%, 9/01/23                                          1,000       1,059,860
Gulfport Hosp Fac Rev
   (Mem Hosp at Gulfport Proj)
   Ser 01A
   5.75%, 7/01/31                                          4,000       4,131,440
                                                                     -----------
                                                                       5,191,300
                                                                     -----------
Nevada - 1.7%
Carson City Hosp Rev
   (Carson-Tahoe Hosp Proj)
   RADIAN Ser 03A
   5.00%, 9/01/23                                          2,100       2,150,694
                                                                     -----------
New Hampshire - 0.7%
New Hampshire Health & Ed Facs
   (Covenant Health)
   Ser 04
   5.375%, 7/01/24                                           820         866,314
                                                                     -----------
New Jersey - 5.2%
Morris-Union Jointure Commn COP
   RADIAN Ser 04
   5.00%, 5/01/24                                          2,000       2,082,040
New Jersey St Edl Facs Auth Rev
   AMBAC Ser 02A
   5.25%, 9/01/21                                          4,200       4,509,666
                                                                     -----------
                                                                       6,591,706
                                                                     -----------
New Mexico - 4.9%
Dona Ana Cnty Tax Rev

   AMBAC Ser 03
   5.25%, 5/01/25                                                500     530,775
University of New Mexico
   FSA Ser 04
   5.00%, 1/01/24 - 7/01/24                                    5,430   5,661,698
                                                                       ---------
                                                                       6,192,473
                                                                       ---------
New York - 3.5%
Erie Cnty IDA Sch Fac Rev
   (Buffalo Sch Dist Proj)
   FSA
   5.75%, 5/01/24                                                810     902,040
New York City GO
   Ser 04I
   5.00%, 8/01/21                                              3,300   3,461,634
                                                                       ---------
                                                                       4,363,674
                                                                       ---------
North Carolina - 3.9%
Charlotte NC Arpt Rev
   MBIA Ser 04A
   5.25%, 7/01/24                                              1,000   1,075,420
North Carolina Eastern Municipal Pwr Agy
   Pwr Sys Rev
   AMBAC Ser 05A
   5.25%, 1/01/20                                              3,500   3,803,065
                                                                       ---------
                                                                       4,878,485
                                                                       ---------
North Dakota - 1.8%
North Dakota Hsg Fin Agy SFMR
   (Mortgage Rev) AMT
   Ser 98E
   5.25%, 1/01/30                                              1,760   1,776,509
Ward Cnty ND Health Care Fac
   (Trinity Health)
   5.125%, 7/01/18                                               500     524,905
                                                                       ---------
                                                                       2,301,414
                                                                       ---------
Ohio - 5.7%
Cuyahoga Cnty Hosp Facs Rev
   (University Hosp Hlth)
   Ser 00
   7.50%, 1/01/30                                              2,400   2,664,744
Fairfield Cnty Hosp Rev
   (Fairfield Med Ctr Proj)
   RADIAN Ser 03
   5.00%, 6/15/23                                              1,255   1,286,927
Ohio Hsg Fin Agy MFHR
   (Mortgage Rev) AMT
   GNMA Ser 97
   6.15%, 3/01/29                                              2,610   2,665,645
Port Auth of Columbiana Cnty SWR
   (Apex Environmental LLC) AMT
   Ser 04A

   7.125%, 8/01/25                                               500     506,655
                                                                       ---------
                                                                       7,123,971
                                                                       ---------
Oregon - 1.2%
Forest Grove Rev
   (Ref & Campus Impt Pacific Proj A)
   RADIAN Ser 05A
   5.00%, 5/01/28                                              1,420   1,474,272
                                                                       ---------
Pennsylvania - 4.4%
Pennsylvania Eco Dev Auth
   (30th St Station ) AMT
   ACA Ser 02
   5.875%, 6/01/33                                             2,050   2,213,283
Philadelphia Gas Wks Rev
   ASSURED GTY Ser 04A-1
   5.25%, 9/01/19 - 8/01/21                                    3,045   3,262,707
                                                                       ---------
                                                                       5,475,990
                                                                       ---------
Puerto Rico - 1.8%
Puerto Rico Comwlth GO
   (Pub Impt)
   5.25%, 7/01/23                                                575     621,029
   Ser 01A
   5.50%, 7/01/19                                                500     557,710
   Ser 03A
   5.25%, 7/01/23                                                500     528,910
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
   Ser 06B
   5.00%, 12/01/15                                               500     530,720
                                                                       ---------
                                                                       2,238,369
                                                                       ---------
Rhode Island - 2.3%
Rhode Island Hlth & Ed Bldg Corp Rev
   (Times2 Academy)
   Ser 04
   5.00%, 12/15/24                                             1,745   1,790,510
Rhode Island Hlth & Edl Bldg Corp Rev
   (Univ of Rhode Island)
   AMBAC Ser 04A
   5.50%, 9/15/24                                              1,000   1,099,610
                                                                       ---------
                                                                       2,890,120
                                                                       ---------
South Carolina - 4.2%
Charleston Cnty Sch Dist
   5.25%, 12/01/30                                             2,000   2,127,580
Dorchester Cnty Sch Dist No 2
   ASSURED GTY
   5.00%, 12/01/29                                               800     838,552
Newberry Investing In Childrens Ed
   (Newberry Cnty Sch Dist Proj)
   ASSURED GTY Ser 05
   5.00%, 12/01/27                                             1,560   1,626,565
   Ser 05
   5.00%, 12/01/30                                               165     168,292
Scago Edl Facs Corp For Sch

   RADIAN
   5.00%, 12/01/21                                              500      521,660
                                                                      ----------
                                                                       5,282,649
                                                                      ----------
Tennessee - 8.9%
Johnson City Hlth & Ed Facs Hosp Rev
   (First Mtg - MTN Sts Hlth)
   Ser 06A
   5.50%, 7/01/31                                               640      682,541
Sullivan Cnty Tenn Health Edl
   (Wellmont Health Sys Proj)
   5.25%, 9/01/26                                               725      761,707
Tenn Ed Loan Rev
   (Educational Funding of South) AMT
   Ser 97A
   6.20%, 12/01/21                                            9,600    9,682,944
                                                                      ----------
                                                                      11,127,192
                                                                      ----------
Texas - 19.8%
Bexar County Health Facilities Development
   Corp
   5.00%, 7/01/27                                               155      158,658
Dallas Arpt Rev
   (Fort Worth Intl Arpt) AMT
   MBIA Ser 03A
   5.25%, 11/01/25                                            2,000    2,098,080
Frisco TX GO
   FGIC
   5.00%, 2/15/23                                             3,220    3,411,848
Garza Cnty Pub Fac Corp
   5.50%, 10/01/19                                              255      266,289
Harris Cnty
   (Flood Ctl)
   Ser 03B
   5.00%, 10/01/23                                            1,400    1,465,198
Harris Cnty Toll Road Rev
   FSA Ser 02
   5.125%, 8/15/32                                            5,000    5,231,000
Hidalgo Cnty Health Svcs
   (Mission Hosp Inc Proj)
   Ser 05
   5.00%, 8/15/14 - 8/15/19                                     325      331,080
Lewisville Combination Contract
   (Spl Assmt Cap Impt Dist No 2)
   ACA Ser 05
   6.00%, 10/01/25                                              550      605,253
Lower Colorado River Auth
   AMBAC Ser 03
   5.25%, 5/15/25                                             1,800    1,904,256
   MBIA
   5.00%, 5/15/31                                             1,500    1,560,723
Matagorda Cnty Rev
   (Centerpoint Energy Houston Electric LLC)
   Ser 04
   5.60%, 3/01/27                                             1,000    1,054,590

Mc Allen Wtr & Swr Rev
   FSA
   5.25%, 2/01/21 - 2/01/22                                  3,215     3,459,026
Richardson Hosp Auth Rev
   (Richardson Regional Med Ctr)
   FSA Ser 04
   5.875%, 12/01/24                                          1,155     1,248,024
   Ser 04
   6.00%, 12/01/19                                             915       996,471
Seguin Hgr Ed Auth
   (Texas Lutheran Univ Project)
   Ser 04
   5.25%, 9/01/28                                            1,000     1,023,790
                                                                     -----------
                                                                      24,814,286
                                                                     -----------
Utah - 2.1%
Davis Cnty Sales Tax Rev
   AMBAC Ser 03B
   5.25%, 10/01/23                                           1,005     1,070,858
Salt Lake City Wtr Rev
   AMBAC Ser 04
   5.00%, 7/01/23                                            1,500     1,574,670
                                                                     -----------
                                                                       2,645,528
                                                                     -----------
Washington - 1.2%
Seattle Hsg Auth Rev MFHR
   (Wisteria Ct Proj)
   GNMA Ser 03
   5.20%, 10/20/28                                           1,475     1,541,036
                                                                     -----------
Wisconsin - 4.1%
Wisconsin GO
   Ser 03
   5.00%, 11/01/26                                           3,700     3,808,447
Wisconsin Hlth & Ed Fac Auth Rev
   (Bell Tower Residence Proj)
   Ser 05
   5.00%, 7/01/20                                            1,300     1,349,634
                                                                     -----------
                                                                       5,158,081
                                                                     -----------
Total Long-Term Municipal Bonds
   (cost $204,923,380)                                               212,460,722
                                                                     -----------
Short-Term Municipal Notes - 0.3%
Florida - 0.3%
Jacksonville Hlth Facs Auth Hosp Rev
   (Baptist Med Ctr Proj)
   3.68%, 8/15/21 (e)

   (cost $400,000)                                           400        400,000
                                                                   ------------
Total Investments - 169.4%
   (cost $205,323,380)                                              212,860,722
Other assets less liabilities - 2.2%                                  2,761,228
Preferred Stock at redemption value - (71.6)%                       (90,000,000)
                                                                   ------------
Net Assets Applicable to
   Common Shareholders - 100.0% (f)                                $125,621,950
                                                                   ------------

INTEREST RATE SWAP TRANSACTIONS

                                                  Rate Type
                                        ----------------------------
               Notional                    Payments        Payments       Unrealized
Swap            Amount    Termination      made by       received by    Appreciation/
Counterparty     (000)        Date      the Portfolio   the Portfolio   (Depreciation)
--------------------------------------------------------------------------------------
Citibank        $2,700      11/10/26        3.884%      BMA Municipal      $31,111
                                                          Swap Index

J.P. Morgan      7,500      11/10/11    BMA Municipal       3.482%         (41,052)
                                          Swap Index

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)  Private Placement

(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d) Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(e)  Variable rate coupon, rate shown as of January 31, 2007.

(f) Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:

ACA         - American Capital Access Financial Guaranty
              Corporation
AMBAC       - American Bond Assurance Corporation
AMT         - Alternative Minimum Tax (subject to)
ASSURED GTY - Assured Guaranty
BMA         - Bond Market Association
COP         - Certificate of Participation
FGIC        - Financial Guaranty Insurance Company
FNMA        - Federal National Mortgage Association
FSA         - Financial Security Assurance Inc.
GNMA        - Government National Mortgage Association
GO          - General Obligation
IDA         - Industrial Development Authority/Agency
MBIA        - Municipal Bond Investors Assurance
MFHR        - Multi-Family Housing Revenue
MTN         - Medium Term Note
RADIAN      - Radian Group, Inc.
SFMR        - Single Family Mortgage Revenue
SWR         - Solid Waste Revenue
XLCA        - XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Municipal Securities Income Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------
    Marc O. Mayer
    President

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------
    Marc O. Mayer
    President

Date: March 26, 2007


By: /s/ Joseph J. Mantineo
    -------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: March 26, 2007

                                                               Exhibit 3 (a) (1)

                                 CERTIFICATIONS

     I, Marc O. Mayer, certify that:

     1. I have reviewed this report on Form N-Q of ACM Municipal Securities Income Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Marc O. Mayer
-----------------------------
Marc O. Mayer
President

Date: March 26, 2007


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

                                                               Exhibit 3 (a) (2)

                                 CERTIFICATIONS

     I, Joseph J. Mantineo, certify that:

     1. I have reviewed this report on Form N-Q of ACM Municipal Securities Income Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


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

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Joseph J. Mantineo
-----------------------------
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2007


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